Asset Quality (Tables)	12 Months Ended
Dec. 31, 2016
Asset Quality [Abstract]
Analysis of Loan Portfolio
Table 37: Analysis of Loan Portfolio (a)

	Accruing
	Current or Less	30-59	60-89	90 Days	Total			Fair Value Option	Purchased
	Than 30 Days	Days	Days	Or More	Past		Nonperforming	Nonaccrual	Impaired	Total
Dollars in millions	Past Due	Past Due	Past Due	Past Due	Due (b)		Loans	Loans (c)	Loans	Loans (d)
December 31, 2016
Commercial Lending
Commercial	$100,710	$81	$20	$39	$140		$496		$18	$101,364
Commercial real estate	28,769	5	2		7		143		91	29,010
Equipment lease financing	7,535	29	1		30		16			7,581
Total commercial lending	137,014	115	23	39	177		655		109	137,955
Consumer Lending
Home equity	27,820	64	30		94		914		1,121	29,949
Residential real estate	12,425	159	68	500	727	(b)	501	$219	1,726	15,598
Credit card	5,187	33	21	37	91		4			5,282
Other consumer
Automobile	12,257	51	12	5	68		55			12,380
Education and other	9,235	140	78	201	419	(b)	15			9,669
Total consumer lending	66,924	447	209	743	1,399		1,489	219	2,847	72,878
Total	$203,938	$562	$232	$782	$1,576		$2,144	$219	$2,956	$210,833
Percentage of total loans	96.73%	.27%	.11%	.37%	.75%		1.02%	.10%	1.40%	100.00%
December 31, 2015
Commercial Lending
Commercial	$98,075	$69	$32	$45	$146		$351		$36	$98,608
Commercial real estate	27,134	10	4		14		187		133	27,468
Equipment lease financing	7,440	19	2		21		7			7,468
Total commercial lending	132,649	98	38	45	181		545		169	133,544
Consumer Lending
Home equity	29,656	63	30		93		977		1,407	32,133
Residential real estate	10,918	142	65	566	773	(b)	549	$225	1,946	14,411
Credit card	4,779	28	19	33	80		3			4,862
Other consumer
Automobile	11,067	41	10	4	55		35			11,157
Education and other	10,114	139	86	233	458	(b)	17			10,589
Total consumer lending	66,534	413	210	836	1,459		1,581	225	3,353	73,152
Total	$199,183	$511	$248	$881	$1,640		$2,126	$225	$3,522	$206,696
Percentage of total loans	96.36%	.25%	.12%	.43%	.80%		1.03%	.11%	1.70%	100.00%
(a)			Amounts in table represent recorded investment and exclude loans held for sale. Recorded investment in a loan includes the unpaid principal balance plus accrued interest and net accounting adjustments, less any charge-offs. Recorded investment does not include any associated valuation allowance.
(b)			Past due loan amounts exclude purchased impaired loans, even if contractually past due (or if we do not expect to receive payment in full based on the original contractual terms), as we are currently accreting interest income over the expected life of the loans. Past due loan amounts include government insured or guaranteed Residential real estate mortgages totaling $.6 billion and Education and other consumer loans totaling $.4 billion at both December 31, 2016 and December 31, 2015.
(c)			Consumer loans accounted for under the fair value option for which we do not expect to collect substantially all principal and interest are subject to nonaccrual accounting and classification upon meeting any of our nonaccrual policies. Given that these loans are not accounted for at amortized cost, these loans have been excluded from the nonperforming loan population.
(d)			Net of unearned income, net deferred loan fees, unamortized discounts and premiums, and purchase discounts and premiums totaling $1.3 billion and $1.4 billion at December 31, 2016 and December 31, 2015, respectively.

Nonperforming Assets
Table 38: Nonperforming Assets

	December 31	December 31
Dollars in millions	2016	2015
Nonperforming loans
Total commercial lending	$655	$545
Total consumer lending (a)	1,489	1,581
Total nonperforming loans (b)	2,144	2,126
OREO, foreclosed and other assets	230	299
Total nonperforming assets	$2,374	$2,425
Nonperforming loans to total loans	1.02%	1.03%
Nonperforming assets to total loans, OREO, foreclosed and other assets	1.12%	1.17%
Nonperforming assets to total assets	.65%	.68%
Interest on nonperforming loans
Computed on original terms	$111	$115
Recognized prior to nonperforming status	$21	$22
(a)	Excludes most consumer loans and lines of credit not secured by residential real estate, which are charged off after 120 to 180 days past due and are not placed on nonperforming status.
(b)	The recorded investment of loans collateralized by residential real estate property that are in process of foreclosure was $.4 billion and $.6 billion at December 31, 2016 and December 31, 2015, which included $.2 billion and $.3 billion, respectively, of loans that are government insured/guaranteed.

Commercial Lending Asset Quality Indicators
Table 39: Commercial Lending Asset Quality Indicators (a)
			Criticized Commercial Loans
		Pass	Special			Total
In millions		Rated	Mention (b)	Substandard (c)	Doubtful (d)	Loans
December 31, 2016
	Commercial	$96,231	$1,612	$3,449	$72	$101,364
	Commercial real estate	28,561	98	327	24	29,010
	Equipment lease financing	7,395	89	91	6	7,581
	Total commercial lending	$132,187	$1,799	$3,867	$102	$137,955
December 31, 2015
	Commercial	$93,364	$2,029	$3,124	$91	$98,608
	Commercial real estate	26,729	126	603	10	27,468
	Equipment lease financing	7,230	87	150	1	7,468
	Total commercial lending	$127,323	$2,242	$3,877	$102	$133,544
(a)	Loans are classified as "Pass", "Special Mention", "Substandard" and "Doubtful" based on the Regulatory Classification definitions. We use PDs and LGDs to rate commercial loans and apply a split rating classification to certain loans meeting threshold criteria. By assigning a split classification, a loan's exposure amount may be split into more than one classification category in this table.
(b)	Special Mention rated loans have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of repayment prospects at some future date. These loans do not expose us to sufficient risk to warrant a more adverse classification at the reporting date.
(c)	Substandard rated loans have a well-defined weakness or weaknesses that jeopardize the collection or liquidation of debt. They are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected.
(d)	Doubtful rated loans possess all the inherent weaknesses of a Substandard loan with the additional characteristics that the weakness makes collection or liquidation in full improbable due to existing facts, conditions, and values.

Home Equity and Residential Real Estate Asset Quality Indicators
Table 40: Asset Quality Indicators for Home Equity and Residential Real Estate Loans – Excluding Purchased Impaired and Government Insured or Guaranteed Loans (a)

	Home Equity		Residential Real Estate
December 31, 2016 - in millions	1st Liens	2nd Liens		Total
Current estimated LTV ratios
Greater than or equal to 125% and updated FICO scores:
Greater than 660	$161	$629	$174	$964
Less than or equal to 660 (b)	32	110	35	177
Missing FICO	1	9	2	12

Greater than or equal to 100% to less than 125% and updated FICO scores:
Greater than 660	394	1,190	345	1,929
Less than or equal to 660 (b)	66	211	76	353
Missing FICO	3	10	7	20

Greater than or equal to 90% to less than 100% and updated FICO scores:
Greater than 660	453	1,100	463	2,016
Less than or equal to 660	77	171	78	326
Missing FICO	1	8	6	15

Less than 90% and updated FICO scores:
Greater than 660	14,047	7,913	11,153	33,113
Less than or equal to 660	1,323	822	586	2,731
Missing FICO	42	55	102	199

Missing LTV and updated FICO scores:
Greater than 660			1	1
Less than or equal to 660
Missing FICO
Total home equity and residential real estate loans	$16,600	$12,228	$13,028	$41,856

	Home Equity		Residential Real Estate
December 31, 2015 - in millions	1st Liens	2nd Liens		Total
Current estimated LTV ratios
Greater than or equal to 125% and updated FICO scores:
Greater than 660	$283	$960	$284	$1,527
Less than or equal to 660 (b)	40	189	68	297
Missing FICO	1	8	5	14

Greater than or equal to 100% to less than 125% and updated FICO scores:
Greater than 660	646	1,733	564	2,943
Less than or equal to 660 (b)	92	302	102	496
Missing FICO	3	4	8	15

Greater than or equal to 90% to less than 100% and updated FICO scores:
Greater than 660	698	1,492	615	2,805
Less than or equal to 660	88	226	94	408
Missing FICO	1	3	10	14

Less than 90% and updated FICO scores:
Greater than 660	13,895	7,808	9,117	30,820
Less than or equal to 660	1,282	923	570	2,775
Missing FICO	31	18	105	154
Total home equity and residential real estate loans	$17,060	$13,666	$11,542	$42,268
(a)			Amounts shown represent recorded investment.
(b)			Higher risk loans are defined as loans with both an updated FICO score of less than or equal to 660 and an updated LTV greater than or equal to 100%.The following states had the highest percentage of higher risk loans at December 31, 2016: New Jersey 16%, Pennsylvania 14%, Illinois 12%, Ohio 10%, Florida 7%, Maryland 6%, Michigan 4%, and North Carolina 4%. The remainder of the states had lower than 4% of the higher risk loans individually, and collectively they represent approximately 27% of the higher risk loans. The following states had the highest percentage of higher risk loans at December 31, 2015: New Jersey 14%, Pennsylvania 12%, Illinois 11%, Ohio 11%, Florida 7%, Maryland 7% and Michigan 5%. The remainder of the states had lower than 4% of the high risk loans individually, and collectively they represent approximately 33% of the higher risk loans.

Credit Card and Other Consumer Loan Classes Asset Quality Indicators
Table 41: Credit Card and Other Consumer Loan Classes Asset Quality Indicators

	Credit Card		Other Consumer (a)
		% of Total Loans		% of Total Loans
		Using FICO		Using FICO
Dollars in millions	Amount	Credit Metric	Amount	Credit Metric
December 31, 2016
FICO score greater than 719	$3,244	61%	$10,247	65%
650 to 719	1,466	28	3,873	25
620 to 649	215	4	552	3
Less than 620	229	4	632	4
No FICO score available or required (b)	128	3	489	3
Total loans using FICO credit metric	5,282	100%	15,793	100%
Consumer loans using other internal credit metrics (a)			6,256
Total loan balance	$5,282		$22,049
Weighted-average updated FICO score (b)		736		744
December 31, 2015
FICO score greater than 719	$2,936	60%	$9,371	65%
650 to 719	1,346	28	3,534	24
620 to 649	202	4	523	4
Less than 620	227	5	604	4
No FICO score available or required (b)	151	3	501	3
Total loans using FICO credit metric	4,862	100%	14,533	100%
Consumer loans using other internal credit metrics (a)			7,213
Total loan balance	$4,862		$21,746
Weighted-average updated FICO score (b)		734		744
(a)		We use updated FICO scores as an asset quality indicator for non-government guaranteed or insured education loans, automobile loans and other secured and unsecured lines and loans. We use internal credit metrics, such as delinquency status, geography or other factors, as an asset quality indicator for government guaranteed or insured education loans and consumer loans to high net worth individuals, as internal credit metrics are more relevant than FICO scores for these types of loans.
(b)		Credit card loans and other consumer loans with no FICO score available or required generally refers to new accounts issued to borrowers with limited credit history, accounts for which we cannot obtain an updated FICO score (e.g., recent profile changes), cards issued with a business name, and/or cards secured by collateral. Management proactively assesses the risk and size of this loan portfolio and, when necessary, takes actions to mitigate the credit risk. Weighted-average updated FICO score excludes accounts with no FICO score available or required.

Financial Impact and TDRs by Concession Type
Table 42: Financial Impact and TDRs by Concession Type (a)

		Pre-TDR	Post-TDR Recorded Investment (c)
During the year ended December 31, 2016	Number	Recorded	Principal	Rate
Dollars in millions	of Loans	Investment (b)	Forgiveness	Reduction	Other	Total
Total commercial lending	143	$524		$57	$413	$470
Total consumer lending	11,262	245		157	76	233
Total TDRs	11,405	$769		$214	$489	$703
During the year ended December 31, 2015
Dollars in millions
Total commercial lending	158	$284	$22	$4	$198	$224
Total consumer lending	10,962	311		190	106	296
Total TDRs	11,120	$595	$22	$194	$304	$520
During the year ended December 31, 2014
Dollars in millions
Total commercial lending	210	$363	$37	$22	$237	$296
Total consumer lending	12,289	344		135	190	325
Total TDRs	12,499	$707	$37	$157	$427	$621
(a)	Impact of partial charge-offs at TDR date are included in this table.
(b)	Represents the recorded investment of the loans as of the quarter end prior to TDR designation, and excludes immaterial amounts of accrued interest receivable.
(c)	Represents the recorded investment of the TDRs as of the end of the quarter in which the TDR occurs, and excludes immaterial amounts of accrued interest receivable.

Impaired Loans
Table 43: Impaired Loans

	Unpaid			Average
	Principal	Recorded	Associated	Recorded
In millions	Balance	Investment	Allowance	Investment (a)
December 31, 2016
Impaired loans with an associated allowance
Total commercial lending	$742	$477	$105	$497
Total consumer lending	1,237	1,185	226	1,255
Total impaired loans with an associated allowance	$1,979	$1,662	$331	$1,752
Impaired loans without an associated allowance
Total commercial lending	$447	$322		$365
Total consumer lending	982	608		604
Total impaired loans without an associated allowance	$1,429	$930		$969
Total impaired loans	$3,408	$2,592	$331	$2,721
December 31, 2015
Impaired loans with an associated allowance
Total commercial lending	$696	$467	$119	$503
Total consumer lending	1,389	1,307	276	1,474
Total impaired loans with an associated allowance	$2,085	$1,774	$395	$1,977
Impaired loans without an associated allowance
Total commercial lending	$407	$276		$255
Total consumer lending	1,000	610		512
Total impaired loans without an associated allowance	$1,407	$886		$767
Total impaired loans	$3,492	$2,660	$395	$2,744
(a)			Average recorded investment is for the years ended December 31, 2016 and 2015.